Material accounting policies - Narrative (Details)	Dec. 31, 2024
Contributions paid as from 2016
Minimum guaranteed return	1.75%
Contributions paid until 2015
Minimum guaranteed return employer contributions	3.25%
Minimum guaranteed return employee contributions	3.75%
Maximum guaranteed return	3.75%